Leases (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Operating lease, impairment loss	$ 167		$ 167
Minimum [Member] | Warehouse Facilities and Office Spaces [Member]
Operating lease, term			1 year
Maximum [Member] | Warehouse Facilities and Office Spaces [Member]
Operating lease, term		2 years